Revenue	6 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue

8. Revenue

The table below presents revenues by market and product line for the fiscal years ended September 30, 2017, 2018 and 2019 and the six months ended March 2019 and 2020, respectively. The fiscal years 2017 and 2018 information in the table below has not been adjusted under the modified retrospective method of adoption of the new revenue guidance adopted in fiscal year 2019.

	Year Ended September 30			Six Months Ended March 31
	2017	2018	2019	2019	2020
				(unaudited)
Film:
Theatrical	$20,339	$136,474	$109,716	$58,619	$49,162
Home entertainment	94,457	102,971	118,716	71,382	53,405
TV/Streaming	40,368	32,026	71,575	42,123	35,168
Other post theatrical	2,772	1,245	4,988	1,506	2,649
International	37,836	154,915	88,633	46,876	38,198
Total film	195,772	427,631	393,628	220,506	178,582

Television and other	5,669	21,215	40,633	3,562	9,871
Total revenue	$201,441	$448,846	$434,261	$224,068	$188,453